Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 1,298	$ 1,069	$ 778
Trade and other receivables	1,122	1,069
Other financial assets – current	66	204
Other financial assets – non-current	444	527
Current indebtedness	(372)	(1,647)
Trade payables	(181)	(237)
Accruals	(798)	(834)
Other financial liabilities – current	(507)	(812)
Long-term indebtedness	(2,905)	(3,114)
Other financial liabilities – non-current	(237)	(233)
Total	(2,070)	(4,008)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	906	249
Trade and other receivables	0	0
Other financial assets – current	58	191
Other financial assets – non-current	263	400
Current indebtedness	0	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	(44)	(31)
Long-term indebtedness	0	0
Other financial liabilities – non-current	(10)	(29)
Total	1,173	780
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Other financial assets – current	0	0
Other financial assets – non-current	65	42
Current indebtedness	0	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	0	0
Long-term indebtedness	0	0
Other financial liabilities – non-current	0	0
Total	65	42
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	392	820
Trade and other receivables	1,122	1,069
Other financial assets – current	8	13
Other financial assets – non-current	18	24
Current indebtedness	(372)	(1,647)
Trade payables	(181)	(237)
Accruals	(798)	(834)
Other financial liabilities – current	(463)	(781)
Long-term indebtedness	(2,905)	(3,114)
Other financial liabilities – non-current	(227)	(204)
Total	(3,406)	(4,891)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables	0	0
Other financial assets – current	0	0
Other financial assets – non-current	98	61
Current indebtedness	0	0
Trade payables	0	0
Accruals	0	0
Other financial liabilities – current	0	0
Long-term indebtedness	0	0
Other financial liabilities – non-current	0	0
Total	$ 98	$ 61